Commitments and Contingencies (Details) - Guarantee [Member]	6 Months Ended
Dec. 31, 2019 USD ($)
Tangshan Long Tang Trading Co., Ltd (“Long Tang”) [Member]
Name of party being guaranteed	Tangshan Long Tang Trading Co., Ltd (“Long Tang”)
Guaranteed amount	$ 2,116,268
Guarantee expiration date	Dec. 29, 2017
Beijing Lianlv (borrower) [Member]
Name of party being guaranteed	Beijing Lianlv (borrower)
Guaranteed amount	$ 9,909,237
Guarantee expiration date	Apr. 11, 2019